UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number    811-21539
                                                    -----------


                First Trust Senior Floating Rate Income Fund II
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                             120 East Liberty Drive
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                             120 East Liberty Drive
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)


     registrant's telephone number, including area code:    630-765-8000
                                                           --------------

                     Date of fiscal year end:    May 31
                                               ----------

               Date of reporting period:    November 30, 2010
                                           -------------------




Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                               NOVEMBER 30, 2010



                                  FIRST TRUST
                      SENIOR FLOATING RATE INCOME FUND II



                                                      [LOGO OMITTED] First Trust

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2010

Shareholder Letter                                                      1
At A Glance                                                             2
Portfolio Commentary                                                    3
Portfolio of Investments                                                6
Statement of Assets and Liabilities                                    18
Statement of Operations                                                19
Statements of Changes in Net Assets                                    20
Statement of Cash Flows                                                21
Financial Highlights                                                   22
Notes to Financial Statements                                          23
Additional Information                                                 29


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Senior Floating Rate Income Fund II (formerly known as First Trust/Four Corners Senior Floating Rate Income Fund II) (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                     SEMI-ANNUAL LETTER FROM THE PRESIDENT
                               NOVEMBER 30, 2010


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Senior Floating Rate Income Fund II (the "Fund").

First Trust Advisors L.P. ("First Trust") has always believed that staying invested in quality products and having a long-term horizon can help investors reach their financial goals. While the past two years have been challenging, successful investors understand that having a long-term investment perspective through all kinds of markets can help them reach their investing goals. First Trust is a long-term investor and investment manager, and we will continue to bring investments we believe fit investors with long-term goals.

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the six months this report covers. I encourage you to read this document and discuss it with your financial advisor.

First Trust offers a variety of products that can fit many financial plans to help those investors who are seeking long-term financial success and we remain committed to bringing you quality investment solutions regardless of the inevitable volatility the market experiences. In addition to going over your investment plan, you may want to talk to your advisor about the investments First Trust offers that might also fit your financial plan.

At First Trust we continue to be committed to making available up-to-date information about your investments so you and your financial advisor have current information on your portfolio. We value our relationship with you, and we thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,


/S/ James A. Bowen

James A. Bowen
President of First Trust Senior Floating Rate Income Fund II

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II) "AT A GLANCE"
AS OF NOVEMBER 30, 2010 (UNAUDITED)

--------------------------------------------------------------------------------
Fund Statistics
--------------------------------------------------------------------------------
Symbol on New York Stock Exchange                                  FCT
Common Share Price                                              $13.66
Common Share Net Asset Value ("NAV")                            $14.46
Premium (Discount) to NAV                                      (5.53)%
Net Assets Applicable to Common Shares                    $365,612,517
Current Monthly Distribution per Common Share (1)              $0.0550
Current Annualized Distribution per Common Share               $0.6600
Current Distribution Rate on Closing Common Share Price (2)      4.83%
Current Distribution Rate on NAV (2)                             4.56%
--------------------------------------------------------------------------------


---------------------------------------------------------------------------
Common Share Price & NAV (weekly closing price)
---------------------------------------------------------------------------

[CHART OMITTED]

                       [DATA POINTS REPRESENTED IN CHART]

                                 Common Share Price       NAV
                 11/27/2009           10.84              13.37
                 12/4/2009            10.99              13.38
                 12/11/2009           11.11              13.48
                 12/18/2009           11.54              13.58
                 12/24/2009           11.73              13.65
                 12/31/2009           11.9               13.71
                 1/8/2010             12.04              13.91
                 1/15/2010            12.2               14.01
                 1/22/2010            12.21              14.01
                 1/29/2010            12.21              14.03
                 2/5/2010             12.26              14.01
                 2/12/2010            12.38              13.98
                 2/19/2010            12.71              13.99
                 2/26/2010            12.81              14
                 3/5/2010             12.76              14.03
                 3/12/2010            12.74              14.11
                 3/19/2010            12.8               14.17
                 3/26/2010            12.96              14.21
                 4/1/2010             13.16              14.22
                 4/9/2010             13.45              14.3
                 4/16/2010            13.51              14.36
                 4/23/2010            13.4               14.35
                 4/30/2010            13.48              14.35
                 5/7/2010             12.52              14.17
                 5/14/2010            12.9               14.17
                 5/21/2010            12.03              14.02
                 5/28/2010            12.65              13.96
                 6/4/2010             12.2               13.91
                 6/11/2010            12.59              13.81
                 6/18/2010            12.52              13.83
                 6/25/2010            12.68              13.84
                 7/2/2010             12.4               13.75
                 7/9/2010             12.56              13.76
                 7/16/2010            12.73              13.85
                 7/23/2010            12.99              13.91
                 7/30/2010            13.1               13.98
                 8/6/2010             13.08              13.97
                 8/13/2010            13.1               13.99
                 8/20/2010            13.21              14.02
                 8/27/2010            13.2               14.03
                 9/3/2010             13.22              14.03
                 9/10/2010            13.2               14.07
                 9/17/2010            13.1               14.12
                 9/24/2010            12.97              14.16
                 10/1/2010            13.2               14.17
                 10/8/2010            13.12              14.23
                 10/15/2010           13.13              14.27
                 10/22/2010           13.28              14.3
                 10/29/2010           13.3               14.39
                 11/5/2010            13.55              14.43
                 11/12/2010           13.38              14.45
                 11/19/2010           13.63              14.46
                 11/26/2010           13.74              14.47
                 11/30/2010           13.66              14.46



--------------------------------------------------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------------------------------------------------

                                                                                      Average Annual Total Return
                                                                               -------------------------------------------
                                       6 Months Ended    1 Year Ended          5 Years Ended         Inception (5/25/2004)
                                         11/30/2010       11/30/2010            11/30/2010               to 11/30/2010
FUND PERFORMANCE (3)
 NAV                                       6.06%           12.61%                  1.63%                    2.45%
 Market Value                             10.56%           30.97%                  3.07%                    0.84%
INDEX PERFORMANCE
 S&P/LSTA Leveraged Loan Index             4.81%           11.98%                  5.07%                    5.06%
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                % of Total
 Industry Classification                        Investments
--------------------------------------------------------------------------------
 Health Care Providers & Services                11.0%
 Media                                           10.0
 Diversified Consumer Services                    7.8
 Hotels, Restaurants & Leisure                    7.3
 Chemicals                                        6.7
 Aerospace & Defense                              5.1
 Diversified Telecommunication Services           4.3
 Containers & Packaging                           3.7
 Electric Utilities                               3.7
 IT Services                                      3.2
 Capital Markets                                  3.1
 Software                                         3.0
 Specialty Retail                                 2.9
 Pharmaceuticals                                  2.5
 Diversified Financial Services                   2.2
 Food & Staples Retailing                         2.1
 Commercial Services & Supplies                   2.1
 Independent Power Producers & Energy Traders     1.6
 Oil, Gas & Consumable Fuels                      1.5
 Road & Rail                                      1.4
 Real Estate Management & Development             1.3
 Food Products                                    1.2
 Metals & Mining                                  1.2
 Health Care Equipment & Supplies                 1.0
 Real Estate Investment Trusts (REITs)            1.0
 Semiconductors & Semiconductor Equipment         1.0
 Energy Equipment & Services                      0.9
 Computers & Peripherals                          0.9
 Household Products                               0.9
 Multi-Utilities                                  0.7
 Automobiles                                      0.7
 Leisure Equipment & Products                     0.6
 Electronic Equipment & Instruments               0.6
 Wireless Telecommunication Services              0.6
 Paper & Forest Products                          0.5
 Building Products                                0.5
 Internet & Catalog Retail                        0.4
 Insurance                                        0.3
 Industrial Conglomerates                         0.2
 Household Durables                               0.2
 Airlines                                         0.1
                                                ------
                                  Total         100.0%
                                                ======
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                % of Total
Credit Quality (S&P Ratings) (4)                Investments
--------------------------------------------------------------------------------
 BBB+                                             0.5%
 BBB                                              0.2
 BBB-                                             5.8
 BB+                                             11.2
 BB                                              16.4
 BB-                                             26.1
 B+                                              17.3
 B                                               12.3
 B-                                               1.8
 CCC-                                             0.3
 NR                                               1.4
 NR (Privately rated securities)                  6.7
                                                ------
                                  Total         100.0%
                                                ======
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                % of Total
Top 10 Issuers                                  Investments
--------------------------------------------------------------------------------
 Reynolds Consumer Products Holdings, Inc.        1.7%
 LPL Holdings, Inc.                               1.7
 SunGard Data Systems, Inc.                       1.6
 NRG Energy, Inc.                                 1.6
 Asurion Corporation                              1.5
 Brenntag Holding GmbH & Co.                      1.5
 CHS/Community Health Systems, Inc.               1.4
 The Hertz Corporation                            1.4
 Warner Chilcott Corporation                      1.3
 Advantage Sales & Marketing, Inc.                1.3
                                                 -----
                                  Total          15.0%
                                                 =====
--------------------------------------------------------------------------------


(1) Most recent distribution paid or declared through 11/30/2010. The distribution was increased subsequent to 11/30/2010. See Note 9 - Subsequent Events in the Notes to Financial Statements. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share Price or NAV, as applicable, as of 11/30/2010. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) Ratings below BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

--------------------------------------------------------------------------------
Portfolio Commentary (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT MANAGER

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust offers customized portfolio management using its structured, quantitative approach to security selection. As of November 30, 2010, First Trust managed or supervised $39.65 billion in assets. The First Trust Leveraged Finance Investment Team began managing the First Trust Senior Floating Rate Income Fund II on October 12, 2010. The experienced professionals comprising the First Trust Leveraged Finance Investment Team currently manage assets that total approximately $521 million as of November 30, 2010. The team's experience includes managing senior secured floating-rate corporate loans ("Senior Loans") in both the U.S. and Europe, managing high-yield debt and corporate restructuring expertise. The team has managed institutional separate accounts, commingled funds, structured products and retail funds.

                           PORTFOLIO MANAGEMENT TEAM

[PHOTO OMITTED]

WILLIAM HOUSEY, CFA
SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

Mr. Housey joined First Trust in June 2010 as Senior Portfolio Manager and has nearly 15 years of investment experience. Prior to joining First Trust, Mr. Housey was at Morgan Stanley/Van Kampen Funds, Inc. for 11 years and served as Executive Director and Co-Portfolio Manager. Mr. Housey has extensive experience in portfolio management of both leveraged and unleveraged credit products, including Senior Loans, high-yield bonds, credit derivatives and corporate restructurings. Mr. Housey received a BS in Finance from Eastern Illinois University and an MBA in Finance as well as Management and Strategy from Northwestern University's Kellogg School of Business. Mr. Housey holds the Chartered Financial Analyst designation.


[PHOTO OMITTED]

SCOTT D. FRIES, CFA
VICE PRESIDENT, PORTFOLIO MANAGER

Mr. Fries joined First Trust in June 2010 as Portfolio Manager in the Leveraged Finance Investment Team and has over 15 years of investment industry experience. Prior to joining First Trust, Mr. Fries spent 15 years and served as Co-Portfolio Manager of Institutional Separately Managed Accounts for Morgan Stanley/Van Kampen Funds, Inc. Mr. Fries received a BA in International Business from Illinois Wesleyan University and an MBA in Finance from DePaul University. Mr. Fries holds the Chartered Financial Analyst designation.

                                   COMMENTARY

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II

The primary investment objective of the First Trust Senior Floating Rate Income Fund II ("FCT" or the "Fund") is to seek a high level of current income. As a secondary objective, the Fund attempts to preserve capital. The Fund pursues its objectives by investing in a portfolio of Senior Loans. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

The six-month reporting period ending November 30, 2010 began on a negative note, as investors grappled with potential sovereign risk in Europe, particularly Greece, which led to a flight to quality. The S&P/LSTA Leveraged Loan Index ("Index") declined -0.44% in the month of June, reflecting these worries. However, since June, the Index has posted positive results in each month, which led to a 4.81% total return for the Index for the six-month reporting period covered by this report.

The positive returns in the Senior Loan market were supported by two factors: improving credit quality and a supportive technical backdrop. From a fundamental credit standpoint, the default rate has steadily moved lower throughout the period. At the end of May, the trailing twelve-month default rate stood at 4.64% and has declined steadily to end November at 2.25%. Investor confidence has increased as the default environment improved, which has resulted in higher average loan prices. As one might expect in a declining default environment,

--------------------------------------------------------------------------------
Portfolio Commentary - (Continued) (Unaudited)
--------------------------------------------------------------------------------

corporate performance has improved. In both the second and third calendar quarters this year, companies that file publicly within the Index have experienced both revenue growth and EBITDA (earnings before interest, taxes depreciation and amortization, which is a measure of a company's cash flow) growth over the same periods one year ago. Improving corporate performance and declining default rates have benefited the Senior Loan market over the period.

The technical backdrop in the Senior Loan market has benefited loan prices over the past six months. The Senior Loan market has been increasingly active over the reporting period. The demand for Senior Loans has increased along with new issue supply. Over the calendar year to date period, the Senior Loan market has seen $91 billion in net new loan issuance compared to $130 billion in potential demand (driven by prepayments in the market and new inflows into retail Senior Loan funds). The strong demand for Senior Loans has allowed the secondary market prices of loans to trend higher, from approximately 90.4 cents on the dollar at the beginning of the period to 92.8 cents on the dollar at November month end.

PERFORMANCE ANALYSIS

For the six-month period ending November 30, 2010, the Fund generated a market price total return1 of 10.56% and a net asset value (NAV) total return1 of 6.06%. The Fund's market price return benefited in the period as the discount to NAV narrowed from -9.38% at the beginning of the period to -5.53% at the end of the reporting period.

The Fund paid six income distributions in the six months covered by this report for a total distribution of $0.309 per common share. This period's income distributions compare favorability to the $0.21 per common share that was paid in the prior six-month period (December 1, 2009 - May 31, 2010). During the current reporting period, the Fund increased the monthly income distribution two times. The increased income distributions reflect both a higher level of LIBOR (London Interbank Offered Rate), and an increase in coupons in the Senior Loan market. At the end of November 2010, the Funds distribution yield at NAV was 4.56% (4.83% at market price).

The Fund's NAV return for the period outperformed its benchmark index, the S&P/LSTA Leveraged Loan Index return of 4.81% by 125 basis points, but lagged the peer group median return of 6.86% by 80 basis points. The Fund's higher credit quality portfolio construction relative to the peer group detracted from returns in the period. For the six months ending November 30, 2010, lower quality B rated loans within the Index returned +6.31%, outperforming higher credit quality BB rated loans, which returned +4.54%.

MARKET AND FUND OUTLOOK

As seasoned managers, we have been working diligently to capitalize on the current market opportunities by performing rigorous credit research and by seeking to identify what we believe to be excellent risk-adjusted return opportunities. In accordance with the stated objectives in the Fund's prospectus, we are focused on credit quality and improving yield. Our portfolio strategy is to balance the goal of high current income with portfolio risk. While we expect the Fund to continue to be of high credit quality, we believe there are some compelling opportunities in the market today that may marginally reduce the overall portfolio's weighted average credit rating, but which we believe will improve the portfolio yield and ultimately enhance the risk/reward profile of the portfolio. We expect that even with these potential enhancements, the credit quality of the Fund's portfolio would continue to be superior to that of its benchmark index and many peer funds within the Senior Loan closed-end fund category. In providing a competitive rate of income to shareholders, we will focus our attention on those issues that provide the greatest relative value, or risk-adjusted return.

The First Trust Leveraged Finance Investment Team remains optimistic about the outlook for the Senior Loan market. With loan prices trading, on average, below par, defaults trending lower, and credit quality generally strong, we believe investors with an intermediate time horizon will be rewarded by investing in the Senior Loan asset class as current market conditions appear to offer investors a compelling value. Moreover, should interest rates begin to increase in the future, we anticipate that the Fund will benefit given the floating-rate nature of the Senior Loan assets.

____________________
1 Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
Portfolio Commentary - (Continued) (Unaudited)
--------------------------------------------------------------------------------

DISCLOSURE
The Fund's portfolio holdings are subject to change without notice. Any mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Fund currently holds these securities.

The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. (Information gathered from Standard & Poor's LCD.)

This report may contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor's. Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party. Third party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD PARTY CONTENT PROVIDERS shall not be liable for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or profits and opportunity costs) in connection with any use of THEIR CONTENT, INCLUDING ratings. Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II) PORTFOLIO OF INVESTMENTS (a) (b)
NOVEMBER 30, 2010 (UNAUDITED)

  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - 147.0%
              AEROSPACE & DEFENSE - 7.6%
$  1,582,109  DAE Aviation Holdings, Inc.,
                   Term Loan B1 ..........................        B3      B            4.04%        07/31/14     $    1,506,958
   1,531,996  DAE Aviation Holdings, Inc.,
                   Term Loan B2 ..........................        B3      B         4.03%-4.04%     07/31/14          1,459,227
   2,319,621  GenCorp, Inc., Synthetic Letter of Credit ..       Ba2      B+           3.51%        04/30/13          2,238,435
   1,185,964  GenCorp, Inc., Term Loan ...................       Ba2      B+           3.55%        04/30/13          1,144,455
     811,324  ILC Industries, Inc., Term Loan,
                   First Lien ............................      NR (f)  NR (f)         2.26%        02/24/12            799,662
   1,900,938  L-1 Identity Solutions Operating Co.,
                   Term Loan  B-2 ........................        B1      BB           7.25%        08/05/13          1,896,185
   2,697,739  Robertson Fuel Systems, LLC, Term Loan .....      NR (f)  NR (f)      3.00%-5.00%     04/19/13          2,556,108
     969,925  Safenet, Inc., Term Loan, First Lien .......        B1      B+           2.75%        04/12/14            926,278
     500,000  SI Organization, Inc., Term Loan B .........       Ba3      B+           5.75%        11/22/16            497,500
   4,245,775  Spirit Aerosystems, Inc., Term Loan B ......       Ba1     BBB-          3.54%        09/30/16          4,244,714
     404,688  TASC, Inc., Term Loan A ....................       Ba2      BB           5.50%        12/18/14            406,036
   3,287,656  TASC, Inc., Term Loan B ....................       Ba2      BB           5.75%        12/18/15          3,297,930
   5,743,367  Triumph Group, Inc., Term Loan B ...........       Baa3    BB+           4.50%        06/16/16          5,763,112
     887,687  Wesco Aircraft Hardware Corp.,
                   Term Loan, First Lien .................       Ba3     BB-           2.51%        09/29/13            883,249
                                                                                                                 ______________
                                                                                                                     27,619,849
                                                                                                                 ______________

              AGRICULTURAL PRODUCTS - 1.1%
   1,187,339  Dole Food Co., Inc., Term Loan B1 ..........       Ba2     BB-        5.00%-5.50%     03/02/17          1,191,146
   2,949,052  Dole Food Co., Inc., Term Loan C1 ..........       Ba2     BB-        5.00%-5.50%     03/02/17          2,958,510
                                                                                                                 ______________
                                                                                                                      4,149,656
                                                                                                                 ______________

              AIRLINES - 0.1%
     485,000  Delta Air Lines, Inc., Synthetic Revolving
                   Credit Facility .......................       Ba2     BB-        2.11%-2.29%     04/30/12            472,875
                                                                                                                 ______________

              ALUMINUM - 1.7%
   4,346,496  Novelis Corp., Term Loan ...................       Ba1     BB-           2.26%        07/06/14          4,311,538
   1,975,545  Novelis, Inc., Canadian, Term Loan .........       Ba1     BB-           2.26%        07/06/14          1,959,655
                                                                                                                 ______________
                                                                                                                      6,271,193
                                                                                                                 ______________

              APPAREL RETAIL - 0.8%
   2,000,000  Gymboree Corp., Term Loan ..................        B1      B+           5.50%        11/19/17          2,007,858
     946,309  Phillips-Van Heusen Corporation,
                   Term Loan B ...........................       Ba2     BBB           4.75%        05/06/16            956,802
                                                                                                                 ______________
                                                                                                                      2,964,660
                                                                                                                 ______________

              APPLICATION SOFTWARE - 0.7%
   2,691,848  Verint Systems, Inc., Term Loan, First Lien .       B1     BB-           5.25%        05/25/14          2,680,071
                                                                                                                 ______________

              ASSET MANAGEMENT & CUSTODY BANKS - 4.5%
   1,313,950  Grosvenor Capital Management Holdings,
                   LLP, Term Loan ........................      NR (f)  NR (f)         4.31%        12/05/16          1,287,671
   2,895,127  LPL Holdings, Inc., Extended Term Loan .....       Ba3      B+           4.25%        06/30/15          2,898,746
   5,975,000  LPL Holdings, Inc., Term Loan ..............       Ba3      B+           5.25%        06/28/17          6,019,812
   6,704,791  Nuveen Investments, Inc., Term Loan ........        B3      B            3.29%        11/13/14          6,246,941


Page 6                                 See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              ASSET MANAGEMENT & CUSTODY BANKS - (CONTINUED)
$    135,384  Oxford US Acquisition, LLC, Term Loan,
                   Tranche B-2 ...........................      NR (f)  NR (f)         2.04%        05/12/14     $      121,846
                                                                                                                 ______________
                                                                                                                     16,575,016
                                                                                                                 ______________

              AUTO PARTS & EQUIPMENT - 0.3%
   1,000,000  Metaldyne, LLC, Term Loan B ................        B1      B+           7.75%        10/22/16          1,010,000
                                                                                                                 ______________

              AUTOMOBILE MANUFACTURERS - 0.7%
   2,625,477  Ford Motor Co., Term Loan, Tranche B-1 .....       Baa3     BB        3.01%-3.05%     12/15/13          2,597,750
                                                                                                                 ______________

              AUTOMOTIVE RETAIL - 0.6%
   2,166,842  KAR Holdings, Inc., Term Loan B ............       Ba3      B+           3.01%        10/20/13          2,149,237
                                                                                                                 ______________

              BROADCASTING & CABLE TV - 4.5%
     755,467  Cumulus Media, Inc., Term Loan,
                   First Lien ............................       Caa1     B-           4.00%        06/11/14            694,274
   1,402,270  Gray Television, Inc., Term Loan B .........        B2      B            3.76%        12/31/14          1,361,370
   4,297,500  LBI Media, Inc., Term Loan B ...............        B1      B-           1.76%        03/31/12          4,025,327
   3,482,500  Raycom Media, Inc., Term Loan,
                   Tranche B .............................        NR      NR           1.81%        06/25/14          3,203,900
   1,000,000  Sinclair Broadcast Group, Inc.,
                   Term Loan B ...........................       Baa3     BB           5.50%        10/29/15          1,012,500
   3,575,318  Univision Corp., Extended Term Loan ........        B2      B            4.51%        03/29/16          3,328,399
   2,787,659  Univision Corp., Term Loan .................        B2      B            2.51%        09/29/14          2,643,049
                                                                                                                 ______________
                                                                                                                     16,268,819
                                                                                                                 ______________

              BUILDING PRODUCTS - 0.7%
   2,000,000  Goodman Global, Inc., Term Loan B ..........        B1      B+           5.75%        10/29/16          2,013,200
   1,000,000  South Edge, LLC, Term Loan C (g)............        NR      NR           5.50%        10/31/09            450,000
                                                                                                                 ______________
                                                                                                                      2,463,200
                                                                                                                 ______________

              CABLE & SATELLITE - 6.1%
   2,000,000  Atlantic Broadband Finance, LLC,
                   Term Loan .............................       Ba3     BB-           5.75%        11/30/15          2,007,500
     512,909  Charter Communications Operating, LLC,
                   Term Loan B-1 .........................       Ba2     BB+           2.26%        03/06/14            501,424
   6,162,146  Charter Communications Operating, LLC,
                   Term Loan C ...........................       Ba1     BB+           3.54%        09/06/16          6,026,388
   5,633,796  CSC Holdings, Inc., Term Loan B-3,
                   Extended Maturity .....................       Baa3    BBB-          2.00%        03/29/16          5,581,441
   2,000,000  Knology, Inc., Term Loan B .................        B1      B+           5.50%        10/15/16          2,005,626
     997,500  Mediacom Broadband, LLC, Term Loan F .......       Ba3     BB-           4.50%        10/23/17            986,694
   3,453,424  UPC Broadband Holdings B.V.,
                   Term Loan T ...........................       Ba3      B+           4.25%        12/31/16          3,388,673
   1,946,576  UPC Broadband Holdings B.V.,
                   Term Loan X ...........................       Ba3      B+           4.25%        12/31/17          1,907,644
                                                                                                                 ______________
                                                                                                                     22,405,390
                                                                                                                 ______________

              CASINOS & GAMING - 6.9%
   2,935,845  CCM Merger, Inc., Term Loan B ..............       Caa1    BB-           8.50%        07/13/12          2,921,900
   2,000,000  Harrah's Entertainment, Inc.,
                   Term Loan B-2 .........................       Caa1     B            3.29%        01/28/15          1,748,250


                    See Notes to Financial Statements               Page 7


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              CASINOS & GAMING - (CONTINUED)
$    359,160  Las Vegas Sands, LLC, Delayed Draw
                   Term Loan 1 ...........................        B1     BB-           3.03%        11/23/16     $      336,039
   2,000,000  Las Vegas Sands, LLC, Term Loan B ..........        B1     BB-           3.03%        11/23/16          1,876,876
   3,287,186  Penn National Gaming, Inc., Term Loan B ....       Ba2     BB+        2.00%-2.04%     10/03/12          3,265,271
     799,190  Seminole Tribe of Florida, Delayed Draw
                   Term Loan B1 ..........................       Ba1     BBB-          1.81%        03/05/14            775,214
   2,881,619  Seminole Tribe of Florida, Delayed Draw
                   Term Loan B2 ..........................       Ba1     BBB-          1.81%        03/05/14          2,795,171
   1,912,955  Seminole Tribe of Florida, Delayed Draw
                   Term Loan B3 ..........................       Ba1     BBB-          1.81%        03/05/14          1,855,567
   4,945,965  VML US Finance, LLC, Term Loan B ...........        B1     BB-           4.80%        05/25/13          4,943,877
   5,000,000  Wynn Las Vegas, LLC, Term Loan B ...........       Ba3      BB           4.50%        08/04/15          4,852,085
                                                                                                                 ______________
                                                                                                                     25,370,250
                                                                                                                 ______________

              COMMODITY CHEMICALS - 2.3%
   1,421,521  Ineos Group Limited, Term Loan B2 ..........        B1      B            7.50%        12/14/13          1,441,659
   1,421,521  Ineos Group Limited, Term Loan C2 ..........        B1      B            8.00%        12/14/14          1,441,660
   5,520,929  Univar, Inc., Term Loan B-Opco .............        B2      B            3.26%        11/30/16          5,502,197
                                                                                                                 ______________
                                                                                                                      8,385,516
                                                                                                                 ______________

              COMPUTER HARDWARE - 1.4%
     727,050  Activant Solutions, Inc., Term Loan ........        B1      B            2.31%        05/02/13            711,600
   4,352,457  Activant Solutions, Inc., Term Loan B3 .....        B1      B            6.00%        02/02/16          4,319,813
                                                                                                                 ______________
                                                                                                                      5,031,413
                                                                                                                 ______________

              DATA PROCESSING & OUTSOURCED SERVICES - 1.6%
   6,772,500  Harland Clarke Holdings Corp., Term Loan B .        B1      B+        2.76%-2.79%     06/30/14          6,008,901
                                                                                                                 ______________

              DIVERSIFIED CHEMICALS - 4.6%
     637,174  Brenntag Holding GmbH & Co. KG,
                   Acquisition Term Loan .................       Ba2     BBB-       3.76%-4.23%     01/17/14            638,766
   4,322,712  Brenntag Holding GmbH & Co. KG,
                   Term Loan B2 ..........................       Ba2     BBB-       3.75%-3.79%     01/17/14          4,333,518
   3,000,000  Brenntag Holding GmbH & Co. KG,
                   Term Loan, Second Lien ................        B1     BB-           6.45%        06/18/15          3,007,500
   3,570,920  Huntsman International, LLC,
                   Term Loan B ...........................       Ba2      B+        1.77%-1.79%     04/19/14          3,463,793
   1,068,219  Huntsman International, LLC,
                   Term Loan C ...........................       Ba2      B+        2.50%-2.52%     06/30/16          1,045,186
   3,295,391  Rockwood Specialties Group, Inc.,
                   Term Loan H ...........................       Ba2     BB+           6.00%        05/15/14          3,304,315
   1,129,596  Solutia, Inc., Term Loan ...................       Ba1     BB-           4.50%        03/17/17          1,133,479
                                                                                                                 ______________
                                                                                                                     16,926,557
                                                                                                                 ______________

              DIVERSIFIED SUPPORT SERVICES - 0.2%
     704,950  Diversey, Inc., Term Loan B ................       Ba2     BB-           5.50%        11/24/15            708,915
                                                                                                                 ______________

              EDUCATION SERVICES - 1.3%
   4,367,540  EDUCATION MANAGEMENT, LLC, TERM LOAN C .....        B1      BB           2.06%        06/01/13          4,241,973
     574,556  ProQuest-CSA, LLC, Term Loan, First Lien ...       Ba2     BB-           3.79%        02/09/14            559,115
                                                                                                                 ______________
                                                                                                                      4,801,088
                                                                                                                 ______________


Page 8                           See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              ELECTRIC UTILITIES - 6.0%
$  4,327,137  Astoria Generating Co., Acquisitions,
                   LLC, Term Loan B ......................        B1     BB-           2.04%        02/23/13     $    4,262,230
   1,605,870  Calpine Corp., First Priority Term Loan ....        B1      B+           3.17%        03/29/14          1,594,621
   3,521,913  Mirant North America, LLC, Term Loan .......       Ba2      BB           4.00%        01/03/13          3,494,766
   7,947,687  NRG Energy, Inc., Extended Synthetic
                   Letter of Credit ......................       Baa3    BB+           3.54%        08/31/15          7,896,591
     416,278  NRG Energy, Inc., Extended Term Loan B .....       Baa3    BB+           3.54%        08/31/15            415,907
       3,042  NRG Energy, Inc., Synthetic
                   Letter of Credit ......................       Baa3    BB+           2.04%        02/01/13              3,011
      87,701  NRG Energy, Inc., Term Loan ................       Baa3    BB+           1.79%        02/01/13             86,793
     900,653  Pike Electric, Inc., Term Loan B ...........      NR (f)  NR (f)         2.06%        07/01/12            855,621
   1,018,074  Pike Electric, Inc., Term Loan C ...........      NR (f)  NR (f)         2.06%        12/10/12            967,171
   1,597,203  Riverside Energy Center, LLC,
                   Term Loan .............................       Ba3     BB-           4.54%        06/24/11          1,593,210
     169,917  Rocky Mountain Energy Center, LLC,
                   Letter of Credit ......................       Ba3     BB-           4.54%        06/24/11            169,492
     536,580  Rocky Mountain Energy Center, LLC,
                   Term Loan .............................       Ba3     BB-           4.54%        06/24/11            535,238
                                                                                                                 ______________
                                                                                                                     21,874,651
                                                                                                                 ______________

              ENVIRONMENTAL & FACILITIES SERVICES - 1.7%
   5,985,000  EnergySolutions, LLC, Term Loan ............       Ba2     BB+           6.25%        08/13/16          6,029,887
                                                                                                                 ______________
              FOOD DISTRIBUTORS - 0.2%
     847,826  B&G Foods, Inc., Term Loan C ...............       Ba1      BB           2.30%        02/23/13            840,761
                                                                                                                 ______________

              FOOD RETAIL - 3.1%
   3,894,796  Dean Foods Co., Term Loan B ................       Ba3      BB           3.29%        04/02/16          3,863,637
   1,000,000  Dunkin Brands, Inc., Term Loan B ...........        B1      B+           5.75%        11/19/17          1,009,196
   2,368,628  SUPERVALU, Inc., Term Loan B ...............       Ba3     BB+        1.52%-1.54%     06/02/12          2,326,099
   4,197,549  SUPERVALU, Inc., Extended
                   Term Loan B-2 .........................       Ba3     BB+        3.02%-3.04%     10/05/15          4,124,092
                                                                                                                 ______________
                                                                                                                     11,323,024
                                                                                                                 ______________

              FOREST PRODUCTS - 0.8%
   2,814,177  Georgia-Pacific Corporation,
                   Term Loan C ...........................       Ba1     BBB+          3.54%        12/23/14          2,816,375
                                                                                                                 ______________

              HEALTH CARE EQUIPMENT - 2.3%
   5,684,439  Biomet, Inc., Dollar Term Loan .............        B1     BB-        3.25%-3.29%     03/25/15          5,621,882
   3,000,000  Djo Finance, LLC, Term Loan ................       Ba2     BB-           3.29%        05/20/14          2,933,250
                                                                                                                 ______________
                                                                                                                      8,555,132
                                                                                                                 ______________

              HEALTH CARE FACILITIES - 6.9%
   1,000,000  Davita, Inc., Term Loan B ..................       Ba2      BB           4.50%        10/20/16          1,002,500
   6,967,613  Fresenius Medical Care AG, Term Loan B .....       Baa3    BBB-       1.63%-1.66%     03/31/13          6,876,107
     316,288  Fresenius SE, Term Loan C-1 ................       Baa3    BBB-          4.50%        09/10/14            318,028
     180,672  Fresenius SE, Term Loan C-2 ................       Baa3    BBB-          4.50%        09/10/14            181,666
     640,641  HCA, Inc., Term Loan A .....................       Ba3      BB           1.54%        11/19/12            626,350
   1,372,513  HCA, Inc., Term Loan B .....................       Ba3      BB           2.54%        11/18/13          1,343,347
   3,291,558  HCA, Inc., Term Loan B-2 ...................       Ba3      BB           3.54%        03/31/17          3,247,517

                          See Notes to Financial Statements                        Page 9



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)

  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              HEALTH CARE FACILITIES - (CONTINUED)
$  4,445,099  Health Management Associates Inc.,
                   Term Loan B ...........................        B1     BB-           2.04%        02/28/14     $    4,321,850
   1,925,000  Healthways, Inc., Term Loan B ..............       Ba2      BB           1.79%        12/01/13          1,790,250
   4,615,416  Select Medical Corp., Term Loan B-1 ........       Ba2     BB-           4.03%        08/22/14          4,583,685
     152,921  United Surgical Partners International, Inc.,
                   Delayed Draw Term Loan ................       Ba3      B            2.26%        04/19/14            146,613
     809,355  United Surgical Partners International, Inc.,
                   Term Loan B ...........................       Ba3      B         2.26%-2.29%     04/19/14            775,969
                                                                                                                 ______________
                                                                                                                     25,213,882
                                                                                                                 ______________

              HEALTH CARE SERVICES - 3.9%
     262,866  CHS/Community Health Systems, Inc.,
                   Delayed Draw Term Loan ................       Ba3      BB           2.54%        07/25/14            256,655
   2,571,462  CHS/Community Health Systems, Inc.,
                   Extended Term Loan ....................       Ba3      BB        3.76%-3.79%     01/25/17          2,545,105
   5,111,599  CHS/Community Health Systems, Inc.,
                   Term Loan .............................       Ba3      BB        2.51%-2.54%     07/25/14          4,990,837
   1,995,000  InVentiv Health, Inc., Term Loan ...........       Ba3      BB-          6.50%        08/15/16          2,004,975
   1,428,875  Quintiles Transnational Corp.,
                   Term Loan B, First Lien ...............       Ba2      BB           2.29%        03/31/13          1,407,442
   1,000,000  Rural Metro Corp., Term Loan B .............        B1      B+           6.00%        11/19/16          1,009,150
   2,000,000  Sheridan Healthcare, Inc., Incremental
                   Term Loan .............................        B1      B            6.00%        06/15/14          1,940,000
                                                                                                                 ______________
                                                                                                                     14,154,164
                                                                                                                 ______________

              HOMEBUILDING - 0.3%
     962,217  MATTAMY FUNDING PARTNERSHIP, TERM LOAN .....      NR (f)  NR (f)         2.56%        04/11/13            904,484
                                                                                                                 ______________

              HOUSEHOLD PRODUCTS - 1.4%
   2,000,000  Global Autocare, Inc., Term Loan B .........        B3     BB-           6.00%        11/05/16          2,001,250
   1,000,000  Ids Acquisition Corp., Term Loan ...........        NR     BB-           7.25%        11/30/16          1,003,125
   2,000,000  Pelican Products, Inc., Term Loan ..........      NR (f)  NR (f)         5.75%        11/30/16          2,007,500
                                                                                                                 ______________
                                                                                                                      5,011,875
                                                                                                                 ______________

              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.4%
   6,350,115  Dynegy Holdings, Inc., Synthetic
                   Letter of Credit ......................        B1      B+           4.01%        04/02/13          6,184,415
      73,959  Dynegy Holdings, Inc., Term Loan B .........        B1      B+           4.01%        04/02/13             72,029
   3,380,303  Texas Competitive Electric Holdings Co.,
                   LLC, Initial Term Loan B3 .............        B2      B+        3.75%-3.79%     10/10/14          2,601,566
                                                                                                                 ______________
                                                                                                                      8,858,010
                                                                                                                 ______________

              INDUSTRIAL CONGLOMERATES - 0.4%
   1,373,216  BUCYRUS INTERNATIONAL, INC., TERM LOAN C ...       Ba2     BB+           4.25%        01/17/16          1,378,352
                                                                                                                 ______________

              INSURANCE BROKERS - 0.2%
     775,250  HealthCare Partners, LLC, Term Loan ........       Ba2     BBB-          2.01%        10/31/13            761,683
                                                                                                                 ______________

              INTEGRATED TELECOMMUNICATION SERVICES - 6.3%
   2,000,000  Avaya, Inc., Term Loan B ...................        B1      B            3.03%        10/26/14          1,814,376
   5,000,000  Global Tel Link Corp., Term Loan B .........        B1      B            7.25%        11/12/16          4,900,000


Page 10               See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              INTEGRATED TELECOMMUNICATION SERVICES - (CONTINUED)
$  2,242,316  Intelsat Corp., Term Loan B-2-A ............        B1     BB-           2.79%        01/03/14     $    2,196,535
   2,241,624  Intelsat Corp., Term Loan B-2-B ............        B1     BB-           2.79%        01/03/14          2,195,857
   2,241,624  Intelsat Corp., Term Loan B-2-C ............        B1     BB-           2.79%        01/03/14          2,195,857
   1,000,000  Level 3 Financing, Inc., Term Loan A .......        B1      B+           2.54%        03/13/14            928,571
   1,485,005  NTELOS, Inc., Term Loan ....................       Ba3      BB           5.75%        08/07/15          1,488,717
   4,976,896  Telesat Canada, U.S. Term Loan I ...........        B1     BB-           3.26%        10/31/14          4,938,325
     427,484  Telesat Canada, U.S. Term Loan II ..........        B1     BB-           3.26%        10/31/14            424,171
   2,000,000  Time Warner Telecom Holdings, Inc.,
                   Term Loan B ...........................       Ba1      B+           3.54%        01/07/13          1,981,250
                                                                                                                 ______________
                                                                                                                     23,063,659
                                                                                                                 ______________

              INTERNET RETAIL - 0.6%
   2,407,394  Sabre Holdings Corp., Term Loan ............        B1      B         2.26%-2.29%     09/30/14          2,247,302
                                                                                                                 ______________

              IT CONSULTING & OTHER SERVICES - 3.1%
     445,740  Apptis (DE), Inc., Term Loan ...............        B1      B+        3.51%-3.54%     12/20/12            440,168
   5,750,000  DynCorp International, Inc., Term Loan .....       Ba1      BB           6.25%        07/07/16          5,785,868
   4,147,081  West Corporation, Term Loan B-2 ............       Ba3     BB-           2.63%        10/24/13          4,090,059
   1,000,000  West Corporation, Term Loan B-5 ............       Ba3     BB-           4.50%        07/15/16            999,583
                                                                                                                 ______________
                                                                                                                     11,315,678
                                                                                                                 ______________

              LEISURE FACILITIES - 2.7%
   1,016,221  London Arena and Waterfront Finance, LLC,
                   Term Loan A ...........................      NR (f)  NR (f)         2.75%        03/08/12            975,573
   3,870,130  Six Flags, Inc., Exit Term Loan B ..........       Ba3      BB           6.00%        06/30/16          3,886,539
     965,000  Town Sports International, LLC,
                   Term Loan .............................       Ba2     BB-           2.13%        02/27/14            902,275
   3,960,000  Universal City Development Partners, Ltd.,
                   Term Loan .............................       Ba2     BB-           5.50%        11/06/14          3,989,700
                                                                                                                 ______________
                                                                                                                      9,754,087
                                                                                                                 ______________

              LEISURE PRODUCTS - 0.9%
     995,000  Live Nation Entertainment, Inc.,
                   Term Loan B ...........................       Ba2     BB-           4.50%        11/06/16            990,423
   1,325,798  LodgeNet Entertainment Corp., Term Loan ....        B3      B            2.29%        04/04/14          1,253,708
   1,039,294  Sram, LLC, Term Loan B .....................       Ba3     BB-        5.00%-5.50%     04/30/15          1,039,294
                                                                                                                 ______________
                                                                                                                      3,283,425
                                                                                                                 ______________

              LIFE & HEALTH INSURANCE - 0.2%
     630,950  Conseco, Inc., Term Loan ...................        B2      B-           7.50%        10/10/13            628,584
                                                                                                                 ______________

              MANAGED HEALTH CARE - 4.7%
   1,167,179  IASIS Healthcare Corporation,
                   Delayed Draw Term Loan ................       Ba2      B+           2.26%        03/15/14          1,132,650
     318,412  IASIS Healthcare Corporation,
                   Synthetic Letter of Credit ............       Ba2      B+           2.36%        03/15/14            308,992
   3,372,262  IASIS Healthcare Corporation, Term Loan ....       Ba2      B+           2.26%        03/15/14          3,272,500
     500,000  Medassets, Inc., Term Loan B................       Ba3     BB-           5.25%        11/19/16            502,188
   6,006,154  MultiPlan, Inc., Term Loan .................       Ba3      B            6.50%        08/17/17          6,026,803
   5,970,038  Vanguard Health Systems Inc., Term Loan B ..       Ba2     BB-           5.00%        01/29/16          5,989,936
                                                                                                                 ______________
                                                                                                                     17,233,069
                                                                                                                 ______________

              See Notes to Financial Statements                                 Page 11


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              METAL & GLASS CONTAINERS - 0.8%
$  2,736,000  BWAY Corporation, Term Loan B ..............       Ba3      B         5.50%-6.00%     06/16/17     $    2,747,970
     256,500  BWAY Corporation, Term Loan C ..............       Ba3      B         5.50%-6.00%     06/16/17            257,622
                                                                                                                 ______________
                                                                                                                      3,005,592
                                                                                                                 ______________

              MOVIES & ENTERTAINMENT - 2.9%
   4,667,250  AMC Entertainment, Inc., Term Loan .........       Ba2     BB-           1.75%        01/26/13          4,600,858
   2,000,000  National CineMedia, LLC, Term Loan B .......       Ba3      B+           2.05%        02/13/15          1,953,928
   1,487,398  Regal Cinemas Corporation, Term Loan .......       Ba3     BB-           3.79%        11/17/16          1,492,512
   2,427,885  TWCC Holding Corporation, Term Loan B ......       Ba2      BB           5.00%        09/14/15          2,439,012
                                                                                                                 ______________
                                                                                                                     10,486,310
                                                                                                                 ______________

              MULTI-UTILITIES - 1.1%
   2,510,637  KGEN, LLC, Synthetic Letter of Credit ......        B1     BB-           2.06%        02/08/14          2,378,829
   1,688,234  KGEN, LLC, Term Loan .......................        B1     BB-           2.06%        02/08/14          1,599,601
                                                                                                                 ______________
                                                                                                                      3,978,430
                                                                                                                 ______________

              OFFICE SERVICES & SUPPLIES - 0.7%
   2,704,719  Emdeon Business Services, LLC,
                   Term Loan, First Lien .................       Ba3      BB           2.26%        11/16/13          2,651,471
                                                                                                                 ______________

              OIL & GAS EQUIPMENT & SERVICES - 1.3%
   2,238,750  Aquilex Holdings, LLC, Term Loan ...........       Ba3     BB-           5.50%        04/01/16          2,219,161
   2,479,802  Dresser, Inc., Term Loan B .................        B2      B+           2.61%        05/04/14          2,465,853
                                                                                                                 ______________
                                                                                                                      4,685,014
                                                                                                                 ______________

              OIL & GAS EXPLORATION & PRODUCTION - 1.1%
   1,974,060  Helix Energy Solutions Group, Inc.,
                   Term Loan .............................       Ba2     BB-        2.50%-2.51%     07/01/13          1,940,501
   1,990,139  SemCrude, L.P., Prefunded Synthetic
                   Letter of Credit ......................        NR      NR           7.29%        11/30/12          1,997,105
     160,508  SemCrude, L.P., Term Loan,
                   Second Lien (h)........................        NR      NR           9.00%        11/30/16            161,461
                                                                                                                 ______________
                                                                                                                      4,099,067
                                                                                                                 ______________

              OIL & GAS REFINING & MARKETING - 1.0%
     106,389  Alon USA, Inc., Term Loan
                   (Edgington Facility) ..................        B1      B+           2.54%        06/22/13             81,388
     851,111  Alon USA, Inc., Term Loan
                   (Paramount Facility) ..................        B1      B+        2.51%-2.54%     06/22/13            651,100
     114,943  Calumet Lubricants Co., L.P.,
                   Synthetic Letter of Credit ............        B1      B            4.14%        01/03/15            111,015
     846,776  Calumet Lubricants Co., L.P., Term Loan ....        B1      B         4.27%-4.29%     01/03/15            817,844
   2,000,000  Citgo Petroleum Corporation,
                   Term Loan B ...........................       Ba2     BB+           6.29%        06/24/15          2,045,626
                                                                                                                 ______________
                                                                                                                      3,706,973
                                                                                                                 ______________

              OTHER DIVERSIFIED FINANCIAL SERVICES - 3.3%
   2,000,000  FIFTH THIRD PROCESSING, LLC, TERM LOAN B ...       Ba3     BB-           5.50%        12/31/16          2,006,500
   1,000,000  Fifth Third Processing, LLC, Term Loan,
                   Second Lien ...........................        B2      B-           8.25%        12/31/17          1,009,167


Page 12               See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              OTHER DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
$  5,000,000  First American Payment Systems, L.P.,
                   Term Loan B ...........................        B1      B+           6.75%        10/29/16     $    4,975,000
   3,084,704  Royalty Pharma Finance Trust, Term Loan ....       Baa2    BBB-          2.54%        04/16/13          3,068,319
   1,000,000  WorldPay U.S., Inc., Facility B2A (USD) ....       Ba2      BB           6.25%        08/06/17          1,001,250
                                                                                                                 ______________
                                                                                                                     12,060,236
                                                                                                                 ______________

              PACKAGED FOODS & MEATS - 0.4%
     451,305  Weight Watchers International, Inc.,
                   Term Loan B ...........................       Ba1     BB+           1.81%        01/26/14            446,694
   1,001,215  Weight Watchers  International, Inc.,
                   Term Loan D ...........................       Ba1     BB+           2.56%        06/30/16          1,003,092
                                                                                                                 ______________
                                                                                                                      1,449,786
                                                                                                                 ______________

              PAPER PACKAGING - 4.6%
   2,050,000  Graham Packaging Holdings Co.,
                   Term Loan C ...........................        B1      B+           6.75%        04/30/14          2,063,179
   2,456,258  Graphic Packaging International, Inc.,
                   Term Loan .............................       Ba3     BB+        3.00%-3.04%     05/16/14          2,435,994
   3,317,788  Graphic Packaging International, Inc.,
                   Term Loan B ...........................       Ba3     BB+        2.25%-2.29%     05/16/14          3,259,312
   4,968,750  Reynolds Consumer Products Holdings,
                   Inc., Incremental Term Loan ...........        B1     BB-           6.25%        05/05/16          4,997,733
   3,959,473  Reynolds Consumer Products Holdings,
                   Inc., Term Loan .......................        B1     BB-           6.75%        11/05/15          3,989,169
                                                                                                                 ______________
                                                                                                                     16,745,387
                                                                                                                 ______________

              PHARMACEUTICALS - 3.7%
   4,842,362  Catalent Pharma Solutions, Inc.,
                   Dollar Term Loan ......................       Ba3     BB-           2.51%        04/10/14          4,565,945
   1,698,313  Mylan, Inc., Term Loan B ...................       Baa3    BBB-          3.56%        10/02/14          1,696,977
   2,586,864  Warner Chilcott Corporation,
                   Term Loan A ...........................       Ba3      BB           6.00%        10/30/14          2,584,440
   1,339,875  Warner Chilcott Corporation,
                   Term Loan B ...........................       Ba3      BB           6.25%        04/30/15          1,347,133
   1,248,704  Warner Chilcott Corporation,
                   Term Loan B1 ..........................       Ba3      BB           6.25%        04/30/15          1,255,723
   2,079,318  Warner Chilcott Corporation,
                   Term Loan B2 ..........................       Ba3      BB           6.25%        04/30/15          2,091,006
                                                                                                                 ______________
                                                                                                                     13,541,224
                                                                                                                 ______________

              PUBLISHING - 1.3%
      81,440  Cenveo Corporation, Delayed Draw
                   Term Loan .............................       Ba2      BB           4.79%        06/21/13             81,033
   2,178,336  Cenveo Corporation, Term Loan C ............       Ba2      BB           4.79%        06/21/13          2,167,444
   2,000,000  Getty Images, Inc., Term Loan B ............       Ba3     BB-           5.25%        11/09/16          2,015,500
     845,147  Yell Group, PLC, Term Loan B1 ..............        B3      B            4.01%        07/31/14            357,075
                                                                                                                 ______________
                                                                                                                      4,621,052
                                                                                                                 ______________

              REAL ESTATE OPERATING COMPANIES - 0.6%
   2,000,000  CB Richard Ellis Services, Inc.,
                   Term Loan B ...........................       Ba1      BB           3.50%        11/10/16          1,998,334
                                                                                                                 ______________


                    See Notes to Financial Statements                  Page 13


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              REAL ESTATE SERVICES - 1.3%
$  3,000,000  ClubCorp Corp Operations, Inc.,
                   Term Loan .............................       Ba2      BB           6.00%        11/30/16     $    3,015,000
   2,000,000  Realogy Corp., Delayed Term Loan ...........        B1     CCC-       3.25%-3.29%     10/10/13          1,836,428
                                                                                                                 ______________
                                                                                                                      4,851,428
                                                                                                                 ______________

              RESTAURANTS - 1.1%
   4,000,000  Focus Brands, Inc., Term Loan B ............        B2      B            7.25%        11/05/16          4,035,000
                                                                                                                 ______________

              RETAIL REITS - 1.5%
   5,655,542  Capital Automotive, L.P., Term Loan C ......       Ba3      B            2.76%        12/14/12          5,598,986
                                                                                                                 ______________

              SEMICONDUTORS - 1.3%
   3,000,000  Freescale Semiconductor, Inc.,
                   Extended Term Loan ....................        B2      B-           4.50%        12/01/16          2,820,000
   1,745,625  Intersil Corporation, Term Loan ............       Ba2     BB+           4.75%        04/26/16          1,753,480
                                                                                                                 ______________
                                                                                                                      4,573,480
                                                                                                                 ______________

              SPECIALIZED CONSUMER SERVICES - 10.2%
     957,500  Acosta, Inc., Term Loan ....................      NR (f)  NR (f)         2.51%        07/28/13            941,127
   3,312,457  Acxiom Corporation, Extended
                   Term Loan .............................       Ba2     BBB-          3.29%        03/15/15          3,312,457
   7,219,533  Advantage Sales & Marketing, Inc.,
                   Term Loan, First Lien .................      NR (f)  NR (f)         5.00%        05/05/16          7,205,094
   4,537,250  Affinion Group, Inc., Term Loan B ..........       Ba2     BB-           5.00%        10/09/16          4,505,113
     226,464  ARAMARK Corporation, Prefunded
                   Synthetic Letter of Credit 2 ..........       Ba3      BB           3.51%        07/26/16            225,437
   3,443,529  ARAMARK Corporation, Term Loan B ...........       Ba3      BB           3.54%        07/26/16          3,427,926
   7,000,000  Asurion Corp., New Term Loan,
                   First Lien ............................      NR (f)  NR (f)         6.75%        07/03/15          6,892,501
   1,466,178  Asurion Corp., Term Loan, First Lien .......      NR (f)  NR (f)      3.25%-3.28%     07/03/14          1,365,878
   2,000,000  Brickman Group Holdings, Inc.,
                   Term Loan B ...........................        B1      B+           7.25%        10/15/16          2,015,000
   1,656,717  Nielsen Finance, LLC, Dollar
                   Term Loan A ...........................       Ba3     BB-           2.25%        08/09/13          1,623,813
   2,729,306  Nielsen Finance, LLC, Dollar
                   Term Loan B ...........................       Ba3     BB-           4.00%        05/01/16          2,701,038
   1,481,193  Nielsen Finance, LLC, Dollar
                   Term Loan C ...........................       Ba3     BB-           4.00%        05/01/16          1,456,013
   1,640,424  Protection One, Inc., Term Loan ............       Ba3      BB           6.00%        06/04/16          1,632,222
                                                                                                                 ______________
                                                                                                                     37,303,619
                                                                                                                 ______________

              SPECIALTY CHEMICALS - 2.6%
   2,000,000  Arizona Chemical, Inc., Term Loan B ........        B1      B+           6.75%        11/19/16          2,011,250
   3,070,350  Celanese Holdings, LLC,
                   Extended Term Loan ....................       Ba2     BB+           3.29%        10/31/16          3,078,505
   2,000,000  Celanese Holdings, LLC,
                   Synthetic Letter of Credit ............       Ba2     BB+           1.75%        04/02/14          1,986,388
     947,552  ISP Chemco, LLC, Term Loan .................       Ba3      BB           1.81%        02/16/13            925,639
   1,500,000  Omnova Solutions, Inc., Term Loan B ........       Ba2      B+           5.75%        06/30/17          1,507,500
                                                                                                                 ______________
                                                                                                                      9,509,282
                                                                                                                 ______________

Page 14                     See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


  PRINCIPAL                                                       RATINGS (c)                      STATED
    VALUE                      DESCRIPTION                       MOODY'S   S&P       RATE (d)    MATURITY (e)         VALUE
____________  _____________________________________________    _________________  ____________   ____________    _______________

SENIOR FLOATING-RATE LOAN INTERESTS - (Continued)

              SPECIALTY STORES - 2.9%
$  3,332,996  Harbor Freight Tools USA, Inc.,
                   Term Loan C ...........................      NR (f)  NR (f)      5.00%-5.50%     02/12/16     $    3,326,746
   5,000,000  Petco Animal Supplies, Inc., Term Loan .....        B1      B            6.00%        11/30/17          5,008,750
   2,450,673  The Yankee Candle Co., Inc., Term Loan .....       Ba3     BB-           2.26%        02/06/14          2,388,794
                                                                                                                 ______________
                                                                                                                     10,724,290
                                                                                                                 ______________

              SYSTEMS SOFTWARE - 3.7%
   2,218,407  Dealer Computer Services, Inc.,
                   Term Loan, First Lien .................       Ba2      BB           5.25%        04/21/17          2,218,961
   1,745,625  Information Solution Company,
                   Term Loan .............................       Ba2     BB+           4.75%        04/12/16          1,749,989
   1,026,341  Open Solutions, Inc., Term Loan,
                   First Lien ............................        B1     BB-           2.42%        01/23/14            864,051
   4,621,116  SunGard Data Systems, Inc.,
                   Term Loan A ...........................       Ba3      BB           2.00%        02/28/14          4,498,984
   4,355,849  SunGard Data Systems, Inc.,
                   Term Loan B ...........................       Ba3      BB        3.90%-3.91%     02/28/16          4,307,526
                                                                                                                 ______________
                                                                                                                     13,639,511
                                                                                                                 ______________

              TECHNOLOGY DISTRIBUTORS - 0.9%
   3,424,960  Sensata Technologies FinanceCo., LLC,
                   Term Loan, First Lien .................        B1      BB        2.02%-2.04%     04/27/13          3,310,224
                                                                                                                 ______________

              TRUCKING - 2.1%
   1,101,648  The Hertz Corporation, Prefunded
                   Synthetic Letter of Credit ............       Ba1     BB-           2.03%        12/21/12          1,088,948
   6,655,256  The Hertz Corporation, Term Loan B .........       Ba1     BB-           2.01%        12/21/12          6,578,534
                                                                                                                 ______________
                                                                                                                      7,667,482
                                                                                                                 ______________

              WIRELESS TELECOMMUNICATION SERVICES - 0.8%
   2,992,248  Crown Castle Operating Company,
                   Term Loan .............................       Ba2      BB           1.76%        03/06/14          2,947,364
                                                                                                                 ______________
              Total Senior Floating-Rate Loan Interests ..                                                          537,297,982
              (Cost $541,731,032)                                                                                ______________

SENIOR FLOATING-RATE NOTES - 0.2%

              SEMICONDUCTORS - 0.2%
     650,000  NXP B.V.....................................        B3      B-           3.74%        10/15/13            616,688
                                                                                                                 ______________
              Total Senior Floating-Rate Notes ...........                                                              616,688
              (Cost $650,000)                                                                                    ______________

NOTES - 0.0%

              HOMEBUILDING - 0.0%
     727,273  TOUSA, Inc. (Payment-In-Kind
                   Election Note) (i) (j) (k) (l).........                            14.75%        07/01/15                 --
                                                                                                                 ______________
              Total Notes ................................                                                                   --
              (Cost $436,364)                                                                                    ______________

                            See Notes to Financial Statements                  Page 15


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


   SHARES                                               DESCRIPTION                                                  VALUE
____________  ________________________________________________________________________________________       ___________________

PREFERRED STOCKS - 0.0%

              HOMEBUILDING - 0.0%
$      4,273  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (i) (j) (k) (m)           $           --
                                                                                                                 ______________
              Total Preferred Stocks .....................                                                                   --
              (Cost $2,563,636)                                                                                  ______________

COMMON STOCKS - 0.4%

              DIVERSIFIED CHEMICALS - 0.3%
      19,963  LyondellBasell Industries AF S.C.A., Class A                                                              583,119
      18,297  LyondellBasell Industries AF S.C.A., Class B                                                              534,273
                                                                                                                 ______________
                                                                                                                      1,117,392
                                                                                                                 ______________

              OIL & GAS EXPLORATION & PRODUCTION - 0.1%
      19,828  SemGroup Corp., Class A ....................                                                              517,907
                                                                                                                 ______________
              Total Common Stocks ........................                                                            1,635,299
              (Cost $1,129,017)                                                                                  ______________

WARRANTS - 0.0%

              BROADCASTING - 0.0%
       1,449  Cumulus Media, Inc. (i) (k).................                                                                3,449
                                                                                                                 ______________
              Total Warrants .............................                                                                3,449
              (Cost $0)                                                                                          ______________

              Total Investments - 147.6% .................                                                          539,553,418
              (Cost $546,510,049) (n)

              Outstanding Loan - (42.4%) .................                                                         (155,000,000)

              Net Other Assets and Liabilities - (5.2%) ..                                                          (18,940,901)
                                                                                                                 ______________
              Net Assets - 100.0% ........................                                                       $  365,612,517
                                                                                                                 ==============

____________________

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of the investments are available to serve as collateral on the outstanding loan.

(c) Ratings below Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB-by Standard & Poor's Ratings Group ("S&P") are considered to be below investment grade.

(d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(g) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.

(h) Interest for the period commencing on November 30, 2009 and ending on December 31, 2011, shall be payable, at the Borrowers' option, (i) in cash at a rate per annum equal to 9% ("Cash Interest") or (ii) in Payment-in-Kind interest at a rate per annum equal to 11%, and, commencing January 1, 2012, shall be payable as Cash Interest.

(i) This investment is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.

(j)   This borrower has filed for protection in federal bankruptcy court.

(k) This investment is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration (See Note 2E - "Restricted Investments" in the Notes to Financial Statements).

(l) This investment is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum is to be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is to be paid semi-annually; however, the issuer is in default and income is not being accrued.

Page 16               See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II) PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
NOVEMBER 30, 2010 (UNAUDITED)


(m)    Non-income producing investment.

(n) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of November 30, 2010, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,751,954 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,708,585.

NR   Not rated.


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of November 30, 2010 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                                                                LEVEL 2             LEVEL 3
                                                         TOTAL               LEVEL 1          SIGNIFICANT         SIGNIFICANT
                                                         VALUE               QUOTED           OBSERVABLE         UNOBSERVABLE
                                                      AT 11/30/2010          PRICES              INPUTS              INPUTS
                                                      ____________        ____________       ____________        ____________

  Senior Floating-Rate Loan Interests*............   $537,297,982        $         --        $499,917,555        $ 37,380,427
  Senior Floating-Rate Notes*.....................        616,688                  --             616,688                  --
  Common Stocks*..................................      1,635,299           1,635,299                  --                  --
  Warrants*.......................................          3,449                  --               3,449                  --
                                                     ____________        ____________        ____________        ____________
  TOTAL INVESTMENTS...............................   $539,553,418        $  1,635,299        $500,537,692        $ 37,380,427
                                                     ============        ============        ============        ============


* See the Portfolio of Investments for industry breakdown.


The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the period presented:

                                                                                          CHANGE IN
                                                           TRANSFERS                    NET UNREALIZED     NET
INVESTMENTS AT FAIR VALUE USING            BALANCE AS OF    IN (OUT)     NET REALIZED    APPRECIATION   PURCHASES    BALANCE AS OF
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)  MAY 31, 2010    OF LEVEL 3    GAIN (LOSSES)  (DEPRECIATION)   (SALES)   NOVEMBER 30, 2010
____________________________________________________________________________________________________________________________________
Senior Floating-Rate Loan Interests        $ 17,428,350   $ 12,214,830    $      320    $    344,496    $7,392,431   $ 37,380,427

Net change in unrealized appreciation/depreciation from Level 3 investments held as of November 30, 2010 was $(582,873) and is included in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations.


                            See Notes to Financial Statements            Page 17

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II) STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2010 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $546,510,049)...................................................................................   $     539,553,418
Cash.....................................................................................................           2,939,949
Prepaid expenses.........................................................................................             207,739
Receivables:
     Investment securities sold..........................................................................           7,095,157
     Interest............................................................................................           2,534,118
                                                                                                            __________________
        Total Assets.....................................................................................         552,330,381
                                                                                                            __________________

LIABILITIES:
Outstanding loan.........................................................................................         155,000,000
Payables:
     Investment securities purchased.....................................................................          31,078,750
     Investment advisory fees............................................................................             313,453
     Interest and fees on loan...........................................................................             168,377
     Audit and tax fees..................................................................................              46,738
     Printing fees.......................................................................................              40,228
     Administrative fees.................................................................................              29,278
     Custodian fees......................................................................................              13,665
     Trustees' fees and expenses.........................................................................               9,697
     Legal fees..........................................................................................               5,798
     Transfer agent fees.................................................................................               3,558
Other liabilities........................................................................................               8,322
                                                                                                            __________________
        Total Liabilities................................................................................         186,717,864
                                                                                                            __________________
NET ASSETS...............................................................................................   $     365,612,517
                                                                                                            ==================
NET ASSETS CONSIST OF:
Paid-in capital..........................................................................................   $     480,227,710
Par value................................................................................................             252,919
Accumulated net investment income (loss).................................................................             (71,514)
Accumulated net realized gain (loss) on investments......................................................        (107,839,967)
Net unrealized appreciation (depreciation) on investments................................................          (6,956,631)
                                                                                                            __________________
NET ASSETS...............................................................................................   $     365,612,517
                                                                                                            ==================
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share).....................................   $           14.46
                                                                                                            ==================
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)..............          25,291,939
                                                                                                            ==================


Page 18                      See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II) STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2010 (UNAUDITED)


INVESTMENT INCOME:
Interest.................................................................................................   $      11,063,396
Other ...................................................................................................             402,349
                                                                                                            __________________
        Total investment income..........................................................................          11,465,745
                                                                                                            __________________

EXPENSES:
Investment advisory fees.................................................................................           1,897,823
Interest and fees on loan ...............................................................................           1,209,635
Administrative fees......................................................................................             172,432
Legal fees...............................................................................................              67,549
Printing fees............................................................................................              51,499
Custodian fees...........................................................................................              38,864
Audit and tax fees.......................................................................................              34,320
Trustees' fees and expenses..............................................................................              19,816
Transfer agent fees......................................................................................              12,832
Other....................................................................................................              64,756
                                                                                                            __________________
        Total expenses...................................................................................           3,569,526
                                                                                                            __________________
NET INVESTMENT INCOME (LOSS).............................................................................           7,896,219
                                                                                                            __________________

NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on investments.............................................................          (1,024,517)
     Net change in unrealized appreciation (depreciation) on investments.................................          13,450,221
                                                                                                            __________________
NET REALIZED AND UNREALIZED GAIN (LOSS)..................................................................          12,425,704
                                                                                                            __________________
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........................................   $      20,321,923
                                                                                                            ==================


              See Notes to Financial Statements                          Page 19

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II) STATEMENTS OF CHANGES IN NET ASSETS


                                                                                             SIX MONTHS
                                                                                                ENDED                YEAR
                                                                                             11/30/2010              ENDED
                                                                                             (UNAUDITED)           5/31/2010
                                                                                          ________________    ________________
OPERATIONS:
Net investment income (loss).........................................................     $     7,896,219     $    11,942,860
Net realized gain (loss) ............................................................          (1,024,517)        (26,152,489)
Net change in unrealized appreciation (depreciation) ................................          13,450,221          80,382,463
                                                                                          ________________    _______________
Net increase (decrease) in net assets resulting from operations......................          20,321,923          65,757,625
                                                                                          ________________    _______________

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................          (7,815,209)        (10,749,074)
Net realized gain....................................................................                  --                  --

Return of capital....................................................................                  --                  --
                                                                                          ________________    _______________
Total distributions to shareholders..................................................          (7,815,209)        (10,749,074)
                                                                                          ________________    _______________

CAPITAL TRANSACTIONS:
Proceeds from Common Shares reinvested...............................................                  --                  --
                                                                                          ________________    _______________
Net increase (decrease) in net assets resulting from capital transactions............                  --                  --
                                                                                          ________________    _______________
Total increase (decrease) in net assets..............................................          12,506,714          55,008,551

NET ASSETS:
Beginning of period..................................................................         353,105,803         298,097,252
                                                                                          ________________    _______________
End of period........................................................................     $   365,612,517     $   353,105,803
                                                                                          ================    ===============
Accumulated net investment income (loss) at end of period...........................      $       (71,514)    $      (152,524)
                                                                                          ================    ===============

CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period.................................................          25,291,939          25,291,939
Common Shares issued as reinvestment under the Dividend Reinvestment Plan............                  --                  --
                                                                                          ________________    _______________
Common Shares at end of period.......................................................          25,291,939          25,291,939
                                                                                          ================    ===============


Page 20              See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II) STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2010 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations......................     $    20,321,923
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:

   Purchases of investments..........................................................        (138,575,115)
   Sales and maturities of investments...............................................         129,962,775
   Net amortization/accretion of premiums/discounts on investments...................          (1,590,264)
   Net realized gain/loss on investments.............................................           1,024,517
   Net change in unrealized appreciation/depreciation on investments.................         (13,450,221)
CHANGES IN ASSETS AND LIABILITIES:
   Increase in interest receivable...................................................            (713,834)
   Decrease in prepaid expenses......................................................             191,167
   Decrease in interest and fees on loan payable.....................................             (21,995)
   Decrease in investment advisory fees payable......................................              (5,276)
   Decrease in audit and tax fees payable............................................             (21,462)
   Decrease in legal fees payable....................................................             (41,129)
   Increase in printing fees payable.................................................               8,232
   Increase in administrative fees payable...........................................               1,945
   Increase in custodian fees payable................................................                 543
   Increase in transfer agent fees payable...........................................               1,235
   Decrease in Trustees' fees and expenses payable...................................                 (56)
   Increase in other liabilities.....................................................               2,503
                                                                                          ________________
CASH USED IN OPERATING ACTIVITIES....................................................                         $   (2,904,512)
                                                                                                              _______________

CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to Common Shareholders .............................................          (7,815,209)
   Proceeds from borrowings..........................................................          34,500,000
   Repayments of borrowings..........................................................         (33,000,000)
                                                                                          ________________
CASH USED IN FINANCING ACTIVITIES....................................................                             (6,315,209)
                                                                                                              _______________
Decrease in cash....................................................................                              (9,219,721)
Cash at beginning of period.........................................................                              12,159,670
                                                                                                              _______________
CASH AT END OF PERIOD...............................................................                          $    2,939,949
                                                                                                              ===============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees...................................                          $    1,030,531
                                                                                                              ===============


                    See Notes to Financial Statements                   Page 21

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II) FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                              SIX MONTHS
                                                 ENDED         YEAR          YEAR          YEAR          YEAR           YEAR
                                              11/30/2010       ENDED         ENDED        ENDED          ENDED          ENDED
                                            (UNAUDITED) (a)  5/31/2010     5/31/2009     5/31/2008     5/31/2007      5/31/2006
                                            ______________  ____________  ____________ _____________ _____________ _________________
Net asset value, beginning of period......    $    13.96     $    11.79    $    16.42    $    18.91    $    19.00     $   18.94
                                             ____________   ____________  ____________  ____________  ____________  ____________

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..............          0.31           0.47          0.87          1.45          1.66          1.48
Net realized and unrealized gain (loss)...          0.50           2.15         (4.63)        (2.37)        (0.04)         0.04
Distributions paid to AMP (b) Shareholders from:
   Net investment income...................           --          (0.02)        (0.09)        (0.20)        (0.21)        (0.16)
                                             ____________   ____________  ____________  ____________  ____________  ____________
 Total from investment operations..........         0.81           2.60         (3.85)        (1.12)         1.41          1.36
                                             ____________   ____________  ____________  ____________  ____________  ____________

DISTRIBUTIONS PAID TO COMMON SHAREHOLDERS FROM:
   Net investment income...................        (0.31)         (0.43)        (0.78)        (1.37)        (1.50)        (1.28)
   Net realized gain ......................           --             --            --            --            --         (0.02)
                                             ____________   ____________  ____________  ____________  ____________  ____________
Total distributions to Common Shareholders         (0.31)         (0.43)        (0.78)        (1.37)        (1.50)        (1.30)
                                             ____________   ____________  ____________  ____________  ____________  ____________
Net asset value, end of period............    $    14.46     $    13.96    $    11.79    $    16.42    $    18.91    $    19.00
                                             ============   ============  ============  ============  ============  ============
Market value, end of period...............    $    13.66     $    12.65    $    10.04    $    14.76    $    18.81    $    17.61
                                             ============   ============  ============  ============  ============  ============
TOTAL RETURN BASED ON NET ASSET VALUE (c)          6.06%         22.99%       (22.07)%       (5.19)%        8.04%         8.06%
                                             ============   ============  ============  ============  ============  ============
TOTAL RETURN BASED ON MARKET VALUE (c) ...        10.56%         30.76%       (26.11)%      (14.32)%       15.95%         6.03%
                                             ============   ============  ============  ============  ============  ============
----------------------------------

RATIOS TO AVERAGE NET ASSETS AVAILABLE
    TO COMMON SHARES:
Ratio of total expenses to average net
   assets..................................        2.00% (d)      2.42%         3.40%         3.63%         3.55%         3.08%
Ratio of total expenses to average net assets
   excluding interest expense..............        1.32% (d)      1.39%         1.62%         1.54%         1.45%         1.45%
Ratio of net investment income (loss) to average
   net assets..............................        4.42% (d)      3.49%         7.34%         8.52%         8.80%         7.77%
Ratio of net investment income (loss) to average
   net assets net of AMP Shares
   dividends (e)...........................          N/A          3.37%         6.60%         7.34%         7.70%         6.93%

SUPPLEMENTAL DATA:
Portfolio turnover rate....................          26%            52%           15%           31%           78%           81%
Net assets, end of period (in 000's).......    $365,613       $353,106      $298,097      $415,187      $478,169      $480,155
Ratio of total expenses to total average
  Managed Assets (f).......................        1.41% (d)      1.77%         2.02%         2.22%         2.26%         1.97%
Ratio of total expenses to total average
  Managed Assets excluding interest
  expense (f)..............................        0.93% (d)      1.01%         0.96%         0.94%         0.92%         0.93%

PREFERRED SHARES AND LOAN OUTSTANDING:
Total AMP Shares outstanding (g)...........         N/A            N/A         3,200         4,000         4,000         4,000
Liquidation and market value per AMP share (h)      N/A            N/A      $ 25,018      $ 25,039      $ 25,045      $ 25,040
Asset coverage per share...................         N/A            N/A      $118,155 (i)  $128,797 (i)  $179,792 (j)  $189,289 (j)
Loan outstanding (in 000's)................    $155,000       $153,500      $ 57,050      $175,000      $141,000      $177,000
Asset coverage per $1,000 of loan
      outstanding (k)                          $  3,359       $  3,300      $  7,627      $  3,944      $  5,100      $  4,278

----------------------------------

(a) From inception to October 12, 2010, Four Corners Capital Management, LLC served as the Fund's Sub-Advisor. Effective October 12, 2010, the Leveraged Finance Investment Team of First Trust assumed the day-to-day responsibility for management of the Fund's portfolio. (See Note 3 in the Notes to Financial Statements)

(b)   Auction Market Preferred ("AMP") Shares.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d)   Annualized.

(e)   Ratio reflects the effect of distributions to AMP Shareholders.

(f) Managed Assets are calculated by taking the Fund's average daily gross asset value (which includes assets attributable to the Fund's AMP Shares, if AMP Shares are outstanding, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding AMP Shares, if AMP Shares are outstanding, and liabilities.

(g) As of November 18, 2009, the Fund no longer has any Series A or Series B AMP Shares outstanding.

(h)   Includes accumulated and unpaid distributions to AMP Shareholders.

(i) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value), and dividing by the number of AMP Shares outstanding. If this methodology had been used historically, fiscal years 2006 and 2007 would have been $145,039 and $144,542, respectively.

(j) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value and the loan outstanding) and dividing by the number of AMP Shares outstanding.

(k) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value and the loan outstanding) and dividing by the outstanding loan balance in 000's.

N/A  Not applicable


Page 22               See Notes to Financial Statements

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                         NOVEMBER 30, 2010 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Senior Floating Rate Income Fund II (formerly known as First Trust/Four Corners Senior Floating Rate Income Fund II) (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund attempts to preserve capital. The Fund pursues these objectives by investing in a portfolio of senior secured floating-rate corporate loans ("Senior Loans")1. There can be no assurance that the Fund will achieve its investment objectives. Investing in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:
The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service.

Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt securities and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:


1 The terms "security" and "securities" used throughout the Notes to Financial Statements includes Senior Loans.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                         NOVEMBER 30, 2010 (UNAUDITED)


      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of the security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

         o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

         o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            -     Quoted prices for similar securities in active markets.
            - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            -     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
         o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing portfolio investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's portfolio investments as of November 30, 2010 is included with the Fund's Portfolio of Investments.

B. REPURCHASE AGREEMENTS:
The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral investments, including the risk of a possible decline in the value of the underlying investments during the period while the Fund seeks to assert its rights. The Advisor reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. As of November 30, 2010, the Fund had no open repurchase agreements.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME:
Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery or forward purchase commitments.

D. UNFUNDED LOAN COMMITMENTS:
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of November 30, 2010.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                         NOVEMBER 30, 2010 (UNAUDITED)


E. RESTRICTED SECURITIES:
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of November 30, 2010, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                      ACQUISITION     PRINCIPAL         VALUE         CURRENT                         % OF
SECURITY                                 DATE       VALUE/SHARES      PER SHARE    CARRYING COST       VALUE       NET ASSETS
_____________________________________________________________________________________________________________________________
Cumulus Media, Inc. - Warrants       6/29/09               1,449     $    2.38     $        --       $  3,449        0.00%
TOUSA, Inc. - Notes                  7/31/07(1)     $    727,273           --          436,364             --        0.00
TOUSA, Inc. - Preferred Stocks       7/31/07(1)            4,273           --        2,563,636             --        0.00
                                                                                  ___________________________________________
                                                                                   $  3,000,000      $  3,449        0.00%
                                                                                  ===========================================

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage, if any. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended May 31, 2010 is as follows:


Distributions paid from:
Ordinary income............................... $     11,164,283

As of May 31, 2010, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.................$         210,967
Net unrealized appreciation (depreciation)....      (20,822,124)
Accumulated capital and other losses..........     (106,617,974)

G. INCOME TAXES:
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry realized capital losses forward for eight years following the year of loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At May 31, 2010, the Fund had a capital loss carryforward for federal income tax purposes of $100,873,038, with $3,984,460, $3,611,723, $25,585,953 and $67,690,902 expiring on May 31,
2014, 2016, 2017 and 2018, respectively.

Certain losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended May 31, 2010, the Fund intends to elect to defer net realized losses incurred between November 1, 2009 and May 31, 2010 of $5,744,936.

The Fund is subject to tax accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2007, 2008, 2009 and 2010 remain open to federal and state audit. As of May 31, 2010, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

H. EXPENSES:
The Fund pays all expenses directly related to its operations.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                         NOVEMBER 30, 2010 (UNAUDITED)


I. ACCOUNTING PRONOUNCEMENT:
In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund's financial statement disclosures, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.75% of the Fund's Managed Assets (the average daily total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings).

Four Corners Capital Management, LLC ("Four Corners") served as the Fund's investment sub-advisor and managed the Fund's portfolio subject to First Trust's supervision until October 12, 2010. Four Corners received an annual portfolio management fee of 0.38% of Managed Assets that was paid monthly by First Trust from its investment advisory fee.

James A. Bowen, the President of First Trust, on October 12, 2010, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). The consummation of the Transaction was deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements. The Transaction is not expected to impact the day-to-day operations of the Fund.

The Board of Trustees of the Fund approved an interim investment management agreement with First Trust which was entered into effective upon the closing of the Transaction and would be in effect for a maximum period of 150 days absent shareholder approval. A new investment management agreement with First Trust has been approved by the Board of Trustees of the Fund and was submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval to take effect upon such shareholder approval. An annual shareholder meeting of the Fund to vote on a proposal to approve the new investment management agreement was held on December 20, 2010, at which time the new investment management agreement was approved by the Fund's shareholders. Until December 20, 2010, advisory fees payable to First Trust were held in escrow. See Submission of Matters to a Vote of Shareholders, in the Additional Information section of this report, for the results.

Also, effective October 12, 2010, the Leveraged Finance Investment Team of First Trust assumed the day-to-day responsibility for management of the Fund's portfolio. As a result, no interim sub-advisory agreement with the sub-advisor was entered into for the Fund. Additionally, effective October 12, 2010, the Fund's name was changed from First Trust/Four Corners Senior Floating Rate Income Fund II to ''First Trust Senior Floating Rate Income Fund II,'' and the Fund continues to trade under the same ticker symbol ''FCT.''

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustee") is paid an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust in the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. No additional meeting fees are paid in connection with board or committee meetings.

Additionally, the Lead Independent Trustee is paid $10,000 annually, the Chairman of the Audit Committee is paid $5,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $2,500 annually to serve in such capacities, with such compensation paid by the trusts in the First Trust Fund Complex and divided among those trusts. Trustees are also reimbursed by the trusts in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the Fund for serving in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended November 30, 2010 were $142,973,494 and $132,974,224, respectively.

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                         NOVEMBER 30, 2010 (UNAUDITED)


                                 5. BORROWINGS

The Fund has entered into a Revolving Credit Facility ("Credit Facility") with various lenders and Citicorp North America Inc., as agent, to be used as leverage for the Fund. The Credit Facility has an expiration date of May 11, 2011 and may be renewed annually. The Credit Facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Credit Facility is $160,000,000. For the six months ended November 30, 2010, the average amount outstanding was $148,415,301. The loans under the Credit Facility funded by CRC Funding, LLC (the "Conduit Lender") bear interest for each settlement period at a rate per annum based on the commercial paper rate of the Conduit Lender. The loans under the Credit Facility funded by Citibank, N.A. (the "Secondary Lender") bear interest for each settlement period at a per annum rate equal to (i) the Eurodollar rate for the settlement period plus 3.25% or
(ii) the alternate base rate plus 3.25%. For the six months ended November 30, 2010, the Fund had no loans under the Credit Facility funded by the Secondary Lender. The high and low annual interest rates for the loans under the Credit Facility funded by the Conduit Lender during the six months ended November 30, 2010, were 0.46% and 0.27%, respectively, with a weighted average interest rate of 0.37%. The annual interest rate in effect for such loans at November 30, 2010 was 0.27%. The Fund also pays additional borrowing costs, which included a program fee of 0.50% and a liquidity fee of 0.50% per year. Prior to October 12, 2010, the liquidity fee was a per annum rate of 0.35%. On May 13, 2010, the Fund extended the expiration date of the Credit Facility for another year and paid upfront closing fees of $400,000. Such fees are amortized over one-year periods and are included with the other borrowing costs in "Interest and fees on loan" on the Statement of Operations.

                             6. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the investments owned by the Fund. The value of these investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Investment prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur. When the Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the investments is extremely limited or absent), the Fund may take temporary defensive positions.

HIGH-YIELD SECURITIES RISK: The Senior Loans in which the Fund invests are generally rated below investment grade by one or more rating agencies and are considered to be "high-yield" securities. High-yield securities should be considered speculative as their low ratings indicate a quality of less than investment grade, and therefore carry an increased risk of default as compared to investment grade issues. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

High-yield securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. A reduction in an issuer's creditworthiness may result in the bankruptcy of an issuer or the default by an issuer on the interest and principal payments. The market for high-yield securities is smaller and less liquid than that for investment grade securities.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. If the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the Common Shares' return will be less than if leverage had not been used. The Fund borrowed pursuant to a leverage borrowing program, which constitutes a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares, with respect to the payment of dividends or upon liquidation. If the Fund is not in compliance with certain Credit Facility provisions, the Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or purchase Common Shares. The use of leverage by the Fund increases the likelihood of greater volatility of NAV and market price of the Common Shares. Leverage also increases the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares.

SENIOR LOAN RISK: In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund's Common Shares. If the Fund acquires a Senior Loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender. Although Senior Loans may be secured by specific collateral, the value of the collateral may not equal the Fund's investment when the Senior Loan is acquired or may decline below the principal amount of the Senior Loan subsequent to the Fund's investment. Also, to the extent that collateral consists of stock of the borrower or its

--------------------------------------------------------------------------------
Notes to Financial Statements - (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                         NOVEMBER 30, 2010 (UNAUDITED)


subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized. Therefore, the liquidation of the collateral underlying a Senior Loan may not satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated.

                               7. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On December 20, 2010, the Fund declared a dividend of $0.0600 per share to Common Shareholders of record on January 5, 2011, payable January 14, 2011.

On January 20, 2011, the Fund declared a dividend of $0.0650 per share to Common Shareholders of record on February 3, 2011, payable February 15, 2011.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                         NOVEMBER 30, 2010 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

          (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

          (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund votes proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                         NOVEMBER 30, 2010 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Annual Shareholder Meeting for the Fund was held on December 6, 2010 (the "meeting"). At the meeting, Trustee James A. Bowen was elected a Class III Trustee for a three-year term expiring at the Fund's annual meeting of shareholders in 2013. In addition, Trustees Thomas R. Kadlec and Robert F. Keith (previously elected as "Preferred Trustees" at the 2009 annual meeting of shareholders of the Fund) were elected as "Common Share Trustees." Thomas R. Kadlec was elected a Class I Trustee for a one-year term expiring at the Fund's annual meeting of shareholders in 2011, and Robert F. Keith was elected a Class III Trustee serving a three-year term expiring at the Fund's annual meeting of shareholders in 2013. The number of votes cast in favor of Mr. Bowen was 13,360,934 and the number of abstentions was 1,394,726. The number of votes cast in favor of Mr. Keith was 13,362,646 and the number of abstentions was 1,393,014. The number of votes cast in favor of Mr. Kadlec was 13,364,342 and the number of abstentions was 1,391,318.

The annual meeting was continued to December 20, 2010, at which time shareholders approved a new Investment Management Agreement for the Fund. The number of votes cast in favor of the New Investment Management Agreement was 10,116,685, the number of votes against was 763,734, and the number of abstentions was 371,087. The terms of the New Investment Management Agreement are substantially similar to the terms of previous agreements.

                        INVESTMENT MANAGEMENT AGREEMENTS

Board Consideration Regarding Continuation of Investment Management Agreements

The Board of Trustees of First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund"), including the Independent Trustees, approved the Interim Investment Management Agreement and the New Investment Management Agreement (collectively, the "Agreements") between the Fund and First Trust Advisors L.P. (the "Advisor"), at a meeting held on September 20, 2010. The Board determined that the terms of the Agreements are fair and reasonable and that the Agreements are in the best interests of the Fund. The Board also determined that it believes that the scope and quality of services to be provided to the Fund under the Agreements will be at least equivalent to the scope and quality of services provided under the current Investment Management Agreement with the Advisor (the "Original Investment Management Agreement") and the current Investment Sub-Advisory Agreement among the Fund, the Advisor and Four Corners Capital Management, LLC (the "Sub-Advisor") (collectively, the "Original Agreements").

On August 25, 2010, the Independent Trustees were informed that James A. Bowen, the President of the Advisor and a Trustee and Chairman of the Board of the Fund, had entered into an agreement to acquire 100% of the common stock of The Charger Corporation, the general partner of the Advisor (the "Transaction"), the consummation of which would constitute a "change of control" of the Advisor and would result in the "assignment" and termination of the current Investment Management Agreement and may also result in the "assignment" and termination of the current Investment Sub-Advisory Agreement pursuant to their terms and in accordance with Section 15 of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 31, 2010, counsel to the Independent Trustees forwarded to Mr. Bowen and the Advisor a request for information regarding the Transaction. Subsequent to August 31, 2010, the Advisor provided the Board with a written proposal to transition portfolio management for the Fund from the Sub-Advisor to the Advisor's Leveraged Finance Team. The Advisor informed the Board that if the portfolio management transition for the Fund was approved, the Advisor would not seek approval for a new Investment Sub-Advisory Agreement following the termination of the current Investment Sub-Advisory Agreement upon the consummation of the Transaction. In anticipation of the consummation of the Transaction, the Board at its meeting held on September 20, 2010, considered (1) the information provided by Mr. Bowen and the Advisor in response to the Independent Trustees' request for information, (2) information regarding Fund performance versus performance of peers, the distribution yield of the Fund versus peers, the trading discount of the Fund's common shares and the proposal to transition portfolio management for the Fund to the Advisor's Leveraged Finance Team, and (3) the approval of the Agreements.

To reach its determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. The Board noted that it had recently considered the Advisor's capabilities and the terms of the Original Investment Management Agreement at a meeting held on March 21-22, 2010 and had determined to renew the Original Investment Management Agreement for an additional one-year term (the "2010 Renewal"). The Board considered that in connection with the 2010 Renewal, it had received a report from the Advisor that, among other things, outlined the services provided by the Advisor (including the relevant personnel responsible for these services and their experience); the advisory fees for the Fund as compared to fees charged to other clients of the Advisor and as compared to fees charged by investment advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of

--------------------------------------------------------------------------------
Additional Information - (Continued)
--------------------------------------------------------------------------------

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
(FORMERLY KNOWN AS FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II)
                         NOVEMBER 30, 2010 (UNAUDITED)


scale, if any; financial data on the Advisor; any fall out benefits to the Advisor; and information on the Advisor's compliance program. Prior to the September meeting, the Advisor represented to the Board that there had been no material changes to the information provided in March 2010 with respect to the Original Investment Management Agreement and that the Board could continue to rely on such information. The Board determined that much of its previous analysis in connection with the 2010 Renewal applied to its review and consideration of the Agreements. Accordingly, the Board took note of such prior analysis and supplemented it with the additional considerations noted below. The Independent Trustees also met separately with their independent legal counsel to discuss the Transaction, the proposal to transition portfolio management to the Advisor's Leveraged Finance Team and the consideration of the Agreements.

In reviewing the Agreements, the Board considered the nature, quality and extent of services to be provided by the Advisor under the Agreements. The Board noted that the Fund would no longer employ an advisor/sub-advisor management structure, but rather, the Advisor would provide all management services for the Fund, including the day-to-day management of the Fund's investment portfolio. The Board considered the Advisor's statement that it plans to apply the same oversight model internally with its Leveraged Finance Team as it uses for overseeing external sub-advisors. The Board considered the information provided by the Advisor regarding the capabilities of the Advisor's Leveraged Finance Team, including information regarding the backgrounds of the Team members, past performance of other registered investment companies and other accounts managed by the Team and the Team's investment process, as well as information it had learned from presentations at prior meetings by members of the Team. At the September meeting, the Board received a presentation from the members of the Leveraged Finance Team regarding the proposed management of the Fund. Finally, the Board considered the Advisor's representation that it does not expect any diminution in services provided under the Agreements. In light of the information presented and the considerations made at the September meeting, including the considerations made in connection with the 2010 Renewal, the Board concluded that the nature, quality and extent of services to be provided to the Fund by the Advisor under the Agreements are expected to be satisfactory.

The Board considered the advisory fee payable under the Agreements, noting that it would be the same as the fee payable under the Original Investment Management Agreement. The Board considered information provided by the Advisor comparing the Fund's advisory fee to a peer group of other floating rate funds compiled by Lipper, Inc. The Board noted that, based on the information provided, the Fund's advisory fee was within the range of the advisory fees of the peer funds. The Board also considered that in connection with the 2010 Renewal it had reviewed the advisory fees charged by the Advisor to similar funds and other non-fund clients, and had noted that the Advisor does not provide advisory services to clients with investment objectives and policies similar to the Fund's other than to two other closed end funds (one of which had subsequently been liquidated) to which different advisory fee rates are charged. In light of the information presented on the advisory fee for the Fund and the considerations made at the September meeting, including the considerations made in connection with the 2010 Renewal, the Board concluded that the advisory fee was reasonable and appropriate in light of the nature, quality and extent of services expected to be provided by the Advisor under the Agreements.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board concluded that the advisory fee continues to reflect an appropriate level of sharing of any economies of scale at current asset levels. The Board noted that in connection with the 2010 Renewal it had reviewed the costs of the services provided and profits realized by the Advisor from serving as investment manager to the Fund for the twelve months ended December 31, 2009. The Board considered its prior conclusion that the Advisor's profitability appeared to be not excessive in light of the services provided to the Fund; however, the Board noted that the profitability information previously provided reflected the costs and profits associated with an advisor/sub-advisor management structure. The Board considered the Advisor's statement at the September 2010 meeting that it anticipates that it will be less profitable for the Advisor under the New Investment Management Agreement. The Board considered whether the Advisor derives any ancillary benefits from its relationship with the Fund and noted that the typical fall out benefits to the Advisor such as soft dollars are not present. The Board noted that the Advisor will receive compensation from the Fund for providing fund reporting services. The Board concluded that any other fall out benefits received by the Advisor or its affiliates would appear to be limited.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                     This page left blank intentionally.

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

                               [BLANK BACK COVER]

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable.



(b)(1) Identification of Portfolio Managers or Management Team Members and Description of Role of Portfolio Managers or Management Team Members

Information provided as of February 4, 2011.


      On October 12, 2010, the Leveraged Finance Investment Team of First Trust Advisors L.P. ("First Trust") took over the portfolio management of the Registrant. The portfolio management team of the Leveraged Finance Investment Team of First Trust is led by William A. Housey, Jr. and Scott Fries.

        William Housey, Cfa

        Senior Vice President, Senior Portfolio Manager

      Mr. Housey joined First Trust in June 2010 as Senior Portfolio Manager and has nearly 15 years of investment experience. Prior to joining First Trust, Mr. Housey was at Morgan Stanley/Van Kampen Funds, Inc. for 11 years and served as Executive Director and Co-Portfolio Manager. Mr. Housey has extensive experience in portfolio management of both leveraged and unleveraged credit products, including Senior Loans, high-yield bonds, credit derivatives and corporate restructurings. Mr. Housey received a BS in Finance from Eastern Illinois University and an MBA in Finance as well as Management and Strategy from Northwestern University's Kellogg School of Business. Mr. Housey holds the Chartered Financial Analyst designation.

        Scott D. Fries, Cfa

        Vice President, Portfolio Manager

      Mr. Fries joined First Trust in June 2010 as Portfolio Manager in the Leveraged Finance Investment Team and has over 15 years of investment industry experience. Prior to joining First Trust, Mr. Fries spent 15 years and served as Co-Portfolio Manager of Institutional Separately Managed Accounts for Morgan Stanley/Van Kampen Funds, Inc. Mr. Fries received a BA in International Business from Illinois Wesleyan University and an MBA in Finance from DePaul University. Mr. Fries holds the Chartered Financial Analyst designation.

(2) Other Accounts Managed by Portfolio Managers or Management Team Member and Potential Conflicts of Interest

Information provided as of November 30, 2010.

                                                                                             # of Accounts        Total Assets
                                                                  Total                    Managed for which        for which
       Name of                                                    # of                      Advisory Fee is       Advisory Fee
 Portfolio Manager or                                           Accounts        Total          Based on            is Based on
     Team Member               Type of Accounts*                 Managed        Assets        Performance          Performance
     -----------               -----------------                 -------        -------       -----------          -----------

1.  WILLIAM HOUSEY          Registered Investment Companies:        0             $0                0                 $0
                            Other Pooled Investment Vehicles:       0             $0                0                 $0
                            Other Accounts:                         0             $0                0                 $0

2.  SCOTT D. FRIES          Registered Investment Companies:        0             $0                0                 $0
                            Other Pooled Investment Vehicles:       0             $0                0                 $0
                            Other Accounts:                         0             $0                0                 $0

POTENTIAL CONFLICTS OF INTERESTS

Potential conflicts of interest may arise when a portfolio manager of the Registrant has day-to-day management responsibilities with respect to one or more other funds or other accounts. Currently, the Leveraged Finance Investment Team of First Trust does not manage or oversee any other funds or accounts. Accordingly, there should not be material conflicts in the allocation of investment opportunities between the Registrant and other accounts managed by the Leveraged Finance Investment Team.

First Trust and its affiliate, First Trust Portfolios L.P. ("FTP"), have in place a joint Code of Ethics and Insider Trading Policies and Procedures that are designed to (a) prevent First Trust personnel from trading securities based upon material inside information in the possession of such personnel and (b) ensure that First Trust personnel avoid actual or potential conflicts of interest or abuse of their positions of trust and responsibility that could occur through such activities as front running securities trades for the Registrant. Personnel are required to have duplicate confirmations and account statements delivered to First Trust and FTP compliance personnel who then compare such trades to trading activity to detect any potential conflict situations. In addition to the personal trading restrictions specified in the Code of Ethics and Insider Trading Policies and Procedures, employees in the Leveraged Finance Investment Team are prohibited from buying or selling equity securities (including derivative instruments such as options, warrants and futures) and corporate bonds for their personal account and in any accounts over which they exercise control. Employees in the Leveraged Finance Investment Team are also prohibited from engaging in any personal transaction while in possession of material non-public information regarding the security or the issuer of the security.

First Trust and FTP also maintain a confidential watch list of all issuers for which the Leveraged Finance Investment Team has material non-public information in its possession an all transactions executed for a product advised or supervised by First Trust or FTP are compared daily against the watch list.


(3) Compensation Structure of Portfolio Managers or Management Team Members Portfolio Manager Compensation

Information provided as of February 4, 2011.

The compensation structure for the Leveraged Finance Investment Team of First Trust is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Leveraged Finance Investment Team are not based upon criteria such as performance of the Registrant or the value of assets of the Registrant.

(4)     Disclosure of Securities Ownership

Information provided as of November 30, 2010


                                                      Dollar Range of Fund
                                                      Shares Beneficially
                      Name                            Owned


                      William Housey                  $0

                      Scott D. Fries                  $0


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              First Trust Senior Floating Rate Income Fund II
              -----------------------------------------------------------------

By (Signature and Title)*    /s/ James A. Bowen
                             --------------------------------------------------
                             James A. Bowen, Chairman of the Board, President
                             and Chief Executive Officer
                             (principal executive officer)

Date  January 20, 2011
      --------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BBy (Signature and Title)*    /s/ James A. Bowen
                             --------------------------------------------------
                             James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                             (principal executive officer)

Date  January 20, 2011
      --------------------


By (Signature and Title)*    /s/ Mark R. Bradley
                             --------------------------------------------------
                             Mark R. Bradley, Treasurer, Chief Financial Officer
                             and Chief Accounting Officer
                             (principal financial officer)

Date  January 20, 2011
      --------------------



* Print the name and title of each signing officer under his or her signature.